Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
AOCI Including Portion Attributable to NCI [Roll Forward]:
Balance, beginning of year	$ 3,740.9	$ 3,595.0
Other comprehensive loss before reclassification adjustments (after-tax)	(19.1)	67.6	$ (34.2)
Amounts reclassified from AOCI:
Reclassification adjustments (pre-tax)	3.6	(8.3)	(10.5)
Reclassification adjustments tax (benefit) expense	(1.5)	2.0	4.6
Reclassification adjustments (after-tax)	2.1	(6.3)	(5.9)
Other comprehensive income (loss) attributable to UGI	(17.0)	61.3	(40.1)
Balance, end of year	4,100.0	3,740.9	3,595.0
Postretirement Benefit Plans
AOCI Including Portion Attributable to NCI [Roll Forward]:
Balance, beginning of year	(19.2)	(29.1)	(20.4)
Other comprehensive loss before reclassification adjustments (after-tax)	10.4	6.5	(10.9)
Amounts reclassified from AOCI:
Reclassification adjustments (pre-tax)	(3.3)	5.5	2.6
Reclassification adjustments tax (benefit) expense	1.1	(2.1)	(0.4)
Reclassification adjustments (after-tax)	(2.2)	3.4	2.2
Other comprehensive income (loss) attributable to UGI	8.2	9.9	(8.7)
Balance, end of year	(11.0)	(19.2)	(29.1)
Derivative Instruments
AOCI Including Portion Attributable to NCI [Roll Forward]:
Balance, beginning of year	(21.4)	(13.4)	11.2
Other comprehensive loss before reclassification adjustments (after-tax)	1.0	1.7	(16.5)
Amounts reclassified from AOCI:
Reclassification adjustments (pre-tax)	6.9	(13.8)	(13.1)
Reclassification adjustments tax (benefit) expense	(2.6)	4.1	5.0
Reclassification adjustments (after-tax)	4.3	(9.7)	(8.1)
Other comprehensive income (loss) attributable to UGI	5.3	(8.0)	(24.6)
Balance, end of year	(16.1)	(21.4)	(13.4)
Foreign Currency
AOCI Including Portion Attributable to NCI [Roll Forward]:
Balance, beginning of year	(52.8)	(112.2)	(105.4)
Other comprehensive loss before reclassification adjustments (after-tax)	(30.5)	59.4	(6.8)
Amounts reclassified from AOCI:
Reclassification adjustments (pre-tax)	0.0	0.0	0.0
Reclassification adjustments tax (benefit) expense	0.0	0.0	0.0
Reclassification adjustments (after-tax)	0.0	0.0	0.0
Other comprehensive income (loss) attributable to UGI	(30.5)	59.4	(6.8)
Balance, end of year	(83.3)	(52.8)	(112.2)
Accumulated Other Comprehensive Income (Loss)
AOCI Including Portion Attributable to NCI [Roll Forward]:
Balance, beginning of year	(93.4)	(154.7)	(114.6)
Amounts reclassified from AOCI:
Balance, end of year	$ (110.4)	$ (93.4)	$ (154.7)